Statement of Stockholder's Equity (Parenthetical) (USD $)																																																																													12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2004 In July 2004	Dec. 31, 2004 In August 2004	Dec. 31, 2004 In December 2004	Dec. 31, 2005 In April 2005	Dec. 31, 2005 In May 2005	Dec. 31, 2005 In August 2005, valued at $2.79 per share	Dec. 31, 2005 In August 2005, valued at $2.92 per share	Dec. 31, 2005 In September 2005	Dec. 31, 2005 In October 2005	Dec. 31, 2005 In December 2005	Dec. 31, 2006 In February 2006	Dec. 31, 2006 In February 2006, valued at $1.01 per share	Dec. 31, 2006 In February 2006, valued at $1.09 per share	Dec. 31, 2006 In May 2006	Dec. 31, 2006 In June 2006	Dec. 31, 2006 In November 2006	Dec. 31, 2007 In February 2007	Dec. 31, 2007 In March 2007	Dec. 31, 2007 In April 2007	Dec. 31, 2007 In October 2007, valued at $0.68 per share	Dec. 31, 2007 In October 2007, valued at $0.90 per share	Dec. 31, 2007 In November 2007	Dec. 31, 2008 In March 2008	Dec. 31, 2008 In August 2008	Dec. 31, 2012 At $0.25 Per Share	Dec. 31, 2008 At $0.25 Per Share	Dec. 31, 2009 At $0.25 per share, pursant to November 2008 adjusted stock offering	Dec. 31, 2008 At $0.25 per share, pursant to November 2008 adjusted stock offering	Dec. 31, 2008 At $0.50 per share	Dec. 31, 2007 At $0.50 per share	Dec. 31, 2009 In January 2009	Dec. 31, 2009 At $0.001 per share	Dec. 31, 2012 At $1.00 Per Share	Dec. 31, 2009 At $1.00 Per Share	Dec. 31, 2009 In July 2009	Dec. 31, 2010 In August 2010	Dec. 31, 2010 In December 2010	Dec. 31, 2010 At $0.345 per share	Dec. 31, 2010 In November 2010	Dec. 31, 2011 In March 2011	Dec. 31, 2011 In June 2011	Dec. 31, 2007 In April 2007, valued at $0.69 per share	Dec. 31, 2007 In April 2007, valued at $0.63 per share	Dec. 31, 2007 In May 2007	Dec. 31, 2007 In October 2007, valued at $0.61 per share	Dec. 31, 2007 In October 2007, valued at $0.78 per share	Dec. 31, 2007 In December 2007	Dec. 31, 2008 In May 2008	Dec. 31, 2008 In December 2008	Dec. 31, 2008 In November 2008	Dec. 31, 2008 In January 2008	Dec. 31, 2008 In July 2008	Dec. 31, 2009 In February 2009	Dec. 31, 2009 In June 2009	Dec. 31, 2010 In January 2010	Dec. 31, 2010 In March 2010	Dec. 31, 2011 In January 2011	Dec. 31, 2011 In April 2011	Dec. 31, 2011 In May 2011	Dec. 31, 2008 At $0.60 per share	Dec. 31, 2007 At $0.60 per share	Dec. 31, 2011 InMay2011toAugust2011Member	Dec. 31, 2012 Paid-In Capital	Dec. 31, 2012 At $1.28 Per Share	Dec. 31, 2012 At $1.13 Per Share	Dec. 31, 2012 At $1.107 Per Share	Dec. 31, 2012 At $1.18 Per Share	Dec. 31, 2012 At $1.10 Per Share	Dec. 31, 2012 At $1.08 Per Share	Dec. 31, 2012 At $1.063 Per Share	Dec. 31, 2012 In May 2012	Dec. 31, 2012 At $1.35 Per Share	Jun. 01, 2012 At $1.1267 Per Share	Dec. 31, 2012 At $0.74 Per Share	Dec. 31, 2012 At $0.75 Per Share	Dec. 31, 2012 At $1.05 Per Share	Dec. 31, 2012 In December 2011 At $0.53 Per Share	Dec. 31, 2012 In March 2012At $1.37 Per Share	Dec. 31, 2012 In December 2012	Dec. 31, 2012 AT $0.27 Per Share	Dec. 31, 2012 At $0.24 Per Share	Dec. 31, 2012 At $0.29 Per Share	Dec. 31, 2012 At $0.28 Per Share	Dec. 31, 2012 At $0.30 Per Share	Dec. 31, 2012 At $1.02 Per Share	Dec. 31, 2012 At $1.04 Per Share	Dec. 31, 2012 At $0.26 Per Share
Common stock issued for future services, value				$ 1,600	$ 638				$ 210	$ 200				$ 300			$ 400	$ 25	$ 60	$ 152	$ 1,000
Common stock issued for future services, value per share				$ 0.16	$ 0.12				$ 2.79	$ 2.92				$ 0.90			$ 1.55	$ 1.45	$ 0.49	$ 0.70	$ 0.58
Conversion of note payable, value						187		3,119
Conversion of note payable, value per share						$ 0.16		$ 0.16
Common stock issued in private placement, value	1,000		850				4,000																										2,842							1,500																	2,480						690	1,768
Common stock issued in private placement, value per share	$ 1.00		$ 0.50				$ 0.25																										$ 0.50							$ 1.00																	$ 0.34						$ 0.60	$ 0.60
Warrants issued for services, vested during 2005, value								37,000			24,200	15,900	435,060
Warrants issued for services, vested during 2005, value per share								$ 1.13			$ 1.45	$ 0.53	$ 1.45
Warrants issued for services in September 2005, vested during 2006, value			66,500
Warrants issued for services in September 2005, vested during 2006, value per share			$ 1.45
Warrants issued for services, vested during 2007, value		36,370																			52,180																								293,476	140,490	52,946	61,449	52,292	1,159
Warrants issued for services, vested during 2007, value per share		$ 1.45																			$ 0.63																								$ 0.69	$ 0.63	$ 0.56	$ 0.61	$ 0.78	$ 0.55
Warrants issued for services in September 2005, vested during 2008, value																																																				27,014
Warrants issued for services in September 2005, vested during 2008, value per share																																																				$ 1.45
Warrants issued for services, vested during 2008, value																																																			976,193
Warrants issued for services, vested during 2008, value per share																																																			$ 1.63
Warrants issued for services in March 2007, vested during 2008, value																																																				10,885
Warrants issued for services in March 2007, vested during 2008, value per share																																																				$ 0.63
Warrants issued for services in April 2007, vested during 2008, value																																																				48,738	121,713
Warrants issued for services in April 2007, vested during 2008, value per share																																																				$ 0.63	$ 0.69
Warrants issued for services in May 2007, vested during 2008, value																																																				31,444
Warrants issued for services in May 2007, vested during 2008, value per share																																																				$ 0.56
Warrants issued for services in December 2007, vested during 2008, value																																																				12,487
Warrants issued for services in December 2007, vested during 2008, value per share																																																				$ 0.55
Warrants issued for services, vested through September 2008, value																																																				332,000
Warrants issued for services, vested through September 2008, value per share																																																				$ 0.83
Warrants issued for services, vested during 2009, value																																																									177,881
Warrants issued for services, vested during 2009, value per share																																																									$ 0.85
Warrants issued for services in June 2009, vested during 2010, value																																								213,459
Warrants issued for services in June 2009, vested during 2010, value per share																																								$ 0.85
Warrants issued for services, vested during 2010, value																																																										580,167	214,063
Warrants issued for services, vested during 2010, value per share																																																										$ 1.83	$ 1.86
Warrants issued for services in January 2010, vested during 2011, value	36,585
Warrants issued for services in January 2010, vested during 2011, value per share	$ 1.83
Warrants issued for services in March 2010, vested during 2011, value	64,983
Warrants issued for services in March 2010, vested during 2011, value per share	$ 1.86
Warrants issued for services, vested during 2011, value	1,288																																																											36,585	109,820
Warrants issued for services, vested during 2011, value per share	$ 1.05																																																											$ 1.05	$ 0.98
Deferred charges for common stock issued for future services, value										(584,000)											(928,000)
Deferred charges for common stock issued for future services, value per share										$ 2.92											$ 0.58
Common stock issued for services and settlement for accounts payable, value																						100												100																							145								2
Common stock issued for services and settlement for accounts payable, value per share																						$ 0.35												$ 0.25																							$ 0.34								$ 1.25
Common stock issued for services, value	10																						150	150	400		200							100				100	4	10		5	10	10													116					2
Common stock issued for services, value per share	$ 1.45																						$ 0.68	$ 0.90	$ 0.72		$ 1.80							$ 0.58				$ 0.75	$ 1.25	$ 1.20		$ 0.93	$ 1.45	$ 1.04													$ 0.34					$ 1.07
Exercise of warrants, value													300																320			270		355	400				25	947	10																	283								224,100
Exercise of warrants, value per share													$ 0.25																$ 0.25			$ 0.50		$ 1.00	$ 0.001				$ 0.50	$ 0.25	$ 0.345																	$ 1.00								$ 0.25
Exercise of warrants, pursuant to November 2008 adjusted stock offering, value																														1,279	641
Exercise of warrants, pursuant to November 2008 adjusted stock offering, value per share																														$ 0.25	$ 0.25
Options issued for services, vested during 2006, value															428,888
Options issued for services, vested during 2006, value per share															$ 1.01
Options issued for services in February 2006, vested during 2007, value															17,589	43,757									41,653
Options issued for services in February 2006, vested during 2007, value per share															$ 1.01	$ 1.09									$ 0.60
Options issued for services in November 2007, vested during 2008, value																																																				286,803
Options issued for services in November 2007, vested during 2008, value per share																																																				$ 0.60
Options issued for services, vested during 2008, value																											525,263																										6,439	30,750	114,519
Options issued for services, vested during 2008, value per share																											$ 1.36																										$ 0.50	$ 0.60	$ 1.48
Options issued for services in November 2007, vested during 2009, value																																		199,234
Options issued for services in November 2007, vested during 2009, value per share																																		$ 0.60
Options issued for services in January 2008, vested during 2009, value																																		13,583
Options issued for services in January 2008, vested during 2009, value per share																																		$ 0.60
Options issued for services in July 2008, vested during 2009, value																																		67,838
Options issued for services in July 2008, vested during 2009, value per share																																		$ 1.48
Options issued for services in August 2008, vested during 2009, value																																		623,246
Options issued for services in August 2008, vested during 2009, value per share																																		$ 1.36
Options issued for services in November 2008, vested during 2009, value																																		61,346
Options issued for services in November 2008, vested during 2009, value per share																																		$ 0.50
Options issued for services, vested during 2009, value																																		13,136																						9,583	21,085
Options issued for services, vested during 2009, value per share																																		$ 0.53																						$ 0.38	$ 0.85
Options issued for services in January 2008, vested during 2010, value																																								14,873
Options issued for services in January 2008, vested during 2010, value per share																																								$ 0.60
Options issued for services in July 2008, vested during 2010, value																																								74,061
Options issued for services in July 2008, vested during 2010, value per share																																								$ 1.48
Options issued for services in August 2008, vested during 2010, value																																								643,812
Options issued for services in August 2008, vested during 2010, value per share																																								$ 1.36
Options issued for services in November 2008, vested during 2010, value																																								31,478
Options issued for services in November 2008, vested during 2010, value per share																																								$ 0.50
Options issued for services in November 2007, vested during 2010, value																																								174,866
Options issued for services in November 2007, vested during 2010, value per share																																								$ 0.60
Options issued for services, vested during 2010, value																																							27,434	286,002
Options issued for services, vested during 2010, value per share																																							$ 1.31	$ 1.14
Options issued for services in January 2008, vested during 2011, value																																																												285
Options issued for services in January 2008, vested during 2011, value per share																																																												$ 0.60
Options issued for services in July 2008, vested during 2011, value																																																												39,829
Options issued for services in July 2008, vested during 2011, value per share																																																												$ 1.48
Options issued for services in August 2008, vested during 2011, value																																																												383,881
Options issued for services in August 2008, vested during 2011, value per share																																																												$ 1.36
Options issued for services in November 2008, vested during 2011, value																																																												26,648
Options issued for services in November 2008, vested during 2011, value per share																																																												$ 0.50
Options issued for services in August 2010, vested during 2011, value																																																												65,447
Options issued for services in August 2010, vested during 2011, value per share																																																												$ 1.31
Options issued for services in December 2010, vested during 2011, value																																																												212,136
Options issued for services in December 2010, vested during 2011, value per share																																																												$ 1.14
Options issued for services, vested during 2011, value	53,124																																																													79,702
Options issued for services, vested during 2011, value per share	$ 0.82																																																													$ 0.97
Warrants issued for services in August 2010, vested during 2011, value																																																																	17,204
Warrants issued for services in August 2010, vested during 2011, value per share																																																																	$ 1
Exercise of options, value																													15
Exercise of options, value per share																													$ 0.25
Warrants issued for future services, vested during 2006, value																		465,996
Warrants issued for future services, vested during 2006, value per share																		$ 1.55
Warrants issued for future services, vested during 2007, value																						348,000
Warrants issued for future services, vested during 2007, value per share																						$ 0.70
Warrants issued for future services, vested through September 2008, value																										332,000
Warrants issued for future services, vested through September 2008, value per share																										$ 0.83
Common stock subscription rescinded, value																																																		(400)
Common stock subscription rescinded, value per share																																																		$ 0.50
Right to purchase, vested during 2009, value																																		132,058
Right to purchase, vested during 2009, value per share																																		$ 0.33
Exercise of purchase right agreement, value																																		181
Exercise of purchase right agreement, value per share																																		$ 0.25
Common stock issued for commitment shares, value																																												151
Common stock issued for commitment shares, value per share																																												$ 1.08
Common stock issued to institutional investor, value																																				349,650								185																								176,991	199,820		199,818		199,812			199,823												299,705
Common stock issued to institutional investor, value per share																																				$ 1.00								$ 1.08																								$ 1.13	$ 1.107		$ 1.10		$ 1.063			$ 1.1267												$ 1.02
Common stock issued for additional commitment shares, value																																					3,014							3																							6,034			3,557	2,486	3,255			4,070							3,286							1,566	39,270
Common stock issued for additional commitment shares, value per share																																					$ 1.00							$ 1.15																							$ 1.28			$ 0.18	$ 1.10	$ 1.08			$ 1.35							$ 1.09							$ 1.04	$ 0.26
Common stock issued for services in October 2011 through January 2012, valued at $0.65 to $2.70/share, value																																																																		1,606
Common stock issued for services in October 2011 through January 2012, valued at $0.65 to $2.70/share, value per share																																																																		$ 2.70
Options issued for services in December 2010, vested during 2012, value																																								85,290
Options issued for services in December 2010, vested during 2012, value per share																																								$ 1.14
Warrants issued for services in April 2011, vested during 2012, value																																																												36,605
Warrants issued for services in April 2011, vested during 2012, value per share																																																												$ 0.98
Options issued for services in May 2011, vested during 2012, value																																																													48,510
Options issued for services in May 2011, vested during 2012, value per share																																																													$ 0.97
Options issued for services in August 2011, vested during 2012, value																																																																		41,156
Options issued for services in August 2011, vested during 2012, value per share																																																																		$ 0.82
Options issued for services in November 2011, vested during 2012, value																																																																																26,304
Options issued for services in November 2011, vested during 2012, value per share																																																																																$ 0.53
Warrants issued for services in December 2011, vested during 2012, value																																																																															157,127
Warrants issued for services in December 2011, vested during 2012, value per share																																																																															$ 1.05
Options issued for services in March 2012, vested during 2012, value																																																																																	181,982
Options issued for services in March 2012, vested during 2012, value per share																																																																																	$ 1.37
Warrants issued for services in March 2012, vested during 2012, value																																																																																	13,709
Warrants issued for services in March 2012, vested during 2012, value per share																																																																																	$ 1.37
Options issued for services in May 2012, vested during 2012, value																																																																										462,455
Options issued for services in May 2012, vested during 2012, value per share																																																																										$ 1.23
Warrants issued for services in May 2012, vested during 2012, value																																																																										55,648
Warrants issued for services in May 2012, vested during 2012, value per share																																																																										$ 0.97
Options issued for services in June 2012, vested during 2012, value																																																																										56,568
Options issued for services in June 2012, vested during 2012, value per share																																																																										$ 0.73
Options issued for services in August 2012, vested during 2012, value																																																																													15,611	7,137
Options issued for services in August 2012, vested during 2012, value per share																																																																													$ 0.74	$ 0.75
Warrants issued for services in December 2012, vested during 2012, value																																																																																		28,237
Warrants issued for services in December 2012, vested during 2012, value per share																																																																																		$ 0.78
Options extended for services in November 2012, vested during 2012, value																												$ 25,420																																																							$ 266,710	$ 60,283	$ 338,424	$ 42,195	$ 29,529
Options extended for services in November 2012, vested during 2012, value per share																												$ 0.25																																																							$ 0.27	$ 0.24	$ 0.29	$ 0.28	$ 0.30